Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
13.	SUBSEQUENT EVENTS

On February 26, 2021, ZDH established a new subsidiary, Shenzhen Zhengxinhui Education Technology Co., Ltd., which will mainly engage in the coach management training market in Shenzhen.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.